INVESTMENTS - Acquisition of subsidiaries - Schedule of bargain purchase gain (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2022
Disclosure of detailed information about business combination [line items]
Transferred consideration	R$ 7,284,182
Bargain purchase gain	99,341	R$ 416,268
Land acquisition [member]
Disclosure of detailed information about business combination [line items]
Shareholders’ equity	R$ 8,923,021			R$ 7,542,815
Acquired interest (%)	12.40%
Acquired interest	R$ 1,106,975
Transferred consideration	1,007,634
Bargain purchase gain	99,341
Income tax and social contribution	(33,776)
Janus [member]
Disclosure of detailed information about business combination [line items]
Shareholders’ equity	R$ 4,976,443
Acquired interest (%)	12.40%
Acquired interest	R$ 617,125
Transferred consideration	567,901
Bargain purchase gain	49,224
Income tax and social contribution	(16,736)
Tellus Brasil Participacoes S.A. [member]
Disclosure of detailed information about business combination [line items]
Shareholders’ equity	R$ 3,229,044
Acquired interest (%)	12.40%
Acquired interest	R$ 400,789
Transferred consideration	363,211
Bargain purchase gain	37,578
Income tax and social contribution	(12,777)
Gamiovapar [member]
Disclosure of detailed information about business combination [line items]
Shareholders’ equity	R$ 622,306
Acquired interest (%)	12.40%
Acquired interest	R$ 77,241
Transferred consideration	66,500
Bargain purchase gain	10,741
Income tax and social contribution	(3,652)
Duguetiapar [member]
Disclosure of detailed information about business combination [line items]
Shareholders’ equity	R$ 95,228
Acquired interest (%)	12.40%
Acquired interest	R$ 11,820
Transferred consideration	10,022
Bargain purchase gain	1,798
Income tax and social contribution	R$ (611)